Note 4 - Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]
Note
4.
   Stockholders' Equity

We have granted share-based compensation awards to employees, board members and service providers. Awards may
consist of common stock, restricted common stock, restricted common stock units, common stock purchase warrants, or common stock purchase options. Our common stock purchase options and stock purchase warrants have lives of up to ten
years from the grant date. Awards vest either upon the grant date or over varying periods of time. The stock options provide for exercise prices equal to or greater than the fair value of the common stock at the date of the grant. Restricted stock units grant the holder the right to receive fully paid common shares with various restrictions on the holder's ability to transfer the shares. As of
September 30, 2020,
we have approximately
7.1
million shares of common stock reserved for issuance upon the granting of awards under our equity incentive plans and the exercise of outstanding equity-linked instruments.

We typically record share-based compensation expense on a straight-line basis over the requisite service period. Share-based compensation expenses included in our condensed consolidated statements of operations and comprehensive loss are as follows:

	Three Months Ended September 30,
	2020	2019

Research and development expenses	$26,251	$–
General and administrative expenses	180,571	294,600
Total	$206,822	$294,600

	Nine Months Ended September 30,
	2020	2019

Research and development expenses	$26,251	$200,337
General and administrative expenses	497,710	561,007
Total	$523,961	$761,344

Stock Options
A summary of stock option activity and related information for the nine
months ended
September 30, 2020
follows:

	Number of Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value

Outstanding at January 1, 2020	271,660	$61.83	7.8	$–
Granted	1,686,466	$0.62
Exercised	–	$–		$–
Forfeited	(157,204)	$15.53
Outstanding at September 30, 2020	1,800,922	$8.55	9.3	$–

Exercisable at September 30, 2020	710,884	$20.63	8.9	$–

Range of Exercise Prices			Number of Options Outstanding	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value
	$0.62		1,686,466	$0.62	9.5	$–
$5.90	-	$6.00	45,378	$5.99	8.8	–
$7.20	-	$8.80	6,380	$8.69	8.4	–
$22.20	-	$80.60	24,488	$31.15	4.8	–
$107.40	-	$1,102.40	38,210	$347.18	2.0	–
			1,800,922	$8.55	9.3	$–

The Company uses the Black-Scholes option pricing model for “plain vanilla” options and other pricing models as appropriate to calculate the fair value of options. The Company generally uses the “simplified method” to estimate expected life. Significant assumptions used in these models include:

	Nine Months Ended September 30,
	2020			2019
Annual dividend		-			-
Expected life (in years)	4.0	-	5.2	4.8	-	5.5
Risk free interest rate	0.2%	-	0.3%	1.8%	-	2.5%
Expected volatility	110%	-	111%	97%	-	115%

Options granted in the
nine
months ended
September 30, 2020
and
2019,
had a weighted average grant date fair value of
$0.52
and
$3.45
per share, respectively.

Unrecognized compensation cost for unvested stock option awards outstanding at
September 30, 2020
was approximately
$587,000
to be recognized over approximately
2.5
years.

In
2019,
the Company modified certain awards in conjunction with an employee's termination. The modification provided for the accelerated vesting of all unvested awards and the extension of the post-employment exercise period. The modifications resulted in approximately
$102,000
of additional research and development expenses in the
nine
months ended
September 30, 2019.

RSUs
We have granted restricted stock units (RSUs) to certain employees and board members that entitle the holders to receive shares of our common stock upon vesting and subject to certain restrictions regarding the exercise of the RSUs. The grant date fair value of RSUs is based upon the market price of the underlying common stock on the date of grant.

We granted
24,000
and
4,904
RSU's in the
nine
months ended
September 30, 2020
and
2019,
respectively.

RSUs vesting in the
nine
months ended
September 30, 2020
and
2019
had a total value of approximately
$23,400
and
$6,400,
respectively.

At
September 30, 2020,
we had
28,904
outstanding RSUs with a weighted average grant date fair value of
$1.58
and a total intrinsic value of approximately
$16,800.
Unrecognized compensation cost for unvested RSUs at
September 30, 2020
was approximately
$8,000
to be recognized over approximately
0.5
years.

In the
nine
months ended
September 30, 2020,
563
RSU's with an intrinsic value of approximately
$300
were converted. In the
nine
months ended
September 30, 2019,
1,126
RSU's having an intrinsic value of approximately
$10,400
were converted.

Restricted Stock
We have granted restricted stock to certain board members that vest quarterly over the grant year. The grant date fair value of the restricted stock is based upon the market price of the common stock on the date of grant.

No
restricted stock was granted in the
nine
months ended
September 30, 2020.
In the
nine
months ended
September 30, 2019,
we granted
15,688
shares of restricted stock having a weighted average grant date fair value of
$5.95.

Restricted stock vesting in the
nine
months ending
September 30, 2020,
had a weighted average grant date fair value of
$5.90
and a total intrinsic value of approximately
$2,600.
Restricted stock vesting in the
nine
months ending
September 30, 2019,
had a weighted average grant date fair value of
$9.73
and a total intrinsic value of approximately
$14,500.

No
restricted stock was outstanding at
September 30, 2020.

Stock Purchase Warrants.
We have issued warrants to purchase common stock to certain officers, directors, stockholders and service providers as well as in conjunction with debt and equity offerings and at various times replacement warrants were issued as an inducement for warrant exercises.

In
May 2016
and
August 2017,
we issued a total of
87,309
and
112,500
common stock purchase warrants, respectively in conjunction with our offerings. Such warrants are classified as liabilities due to the existence of certain net cash settlement provisions contained in the warrants. At
September 30, 2020,
after giving effect to exercises,
149,136
of these common stock purchase warrants remain outstanding and are recorded at fair value as mark-to-market liabilities (see Note
3
). The exercise price for these warrants was decreased to
$0.90
per share as a result of our
May 2020
capital raise in accordance with their terms.

In
January 2020,
pursuant to the terms of an inducement offer, certain holders of
5,555,554
of our common stock purchase warrants exercised such warrants at an exercise price of
$1.36
per share generating approximately
$7.6
million of gross proceeds. As an inducement to exercise, we reduced the exercise price on the existing warrants from
$2.70
to
$1.36
and issued
5,555,554
replacement warrants with an exercise price of
$1.23
per share. Of the replacement warrants,
2,777,777
have a
two
-year term and
2,777,777
have a
five
-year term. In conjunction with the transaction, we issued to the placement agent
444,445
common stock purchase warrants with an exercise price of
$1.70
and a
five
-year term.

We recognized an expense in the accompanying condensed consolidated statement of operations for the nine
months ended
September 30, 2020
of approximately
$5.6
million representing the fair value of the inducement offer. The fair value is comprised of the fair value of the modification of the original warrants (the reduction in exercise price) and the fair value of the replacement warrants. The fair values were calculated using the Black-Scholes option pricing model.

In conjunction with our
May 2020
Offering, we issued to the placement agent
400,000
common stock purchase warrants with an exercise price of
$1.25
and a
five
-year term.

A summary of outstanding warrants at
September 30, 2020
follows:

Range of Exercise Prices			Number of Warrants Outstanding	Range of Expiration Dates
$0.90	-	$1.25	3,233,407	May 2021	-	May 2025
$1.70	-	$3.38	1,493,999	December 2020	-	January 2025
$6.00	-	$782.60	199,337	October 2020	-	April 2024
			4,926,743

Preferred and Common Stock
We have outstanding
200,000
shares of Series A
4.5%
Convertible Preferred Stock issued in
December 2016.
Shares of the Series A
4.5%
Convertible Preferred Stock are convertible into
38,873
shares of the Company's common. In
April
and
July 2019,
800,000
Series A
4.5%
Convertible Preferred Stock shares were converted into
155,496
shares of common stock in accordance with their terms.

In
May 2020,
we completed a direct offering of
5,000,000
shares of common stock at a price of
$1.00
per each share resulting in gross proceeds of
$5.0
million. After deducting placement agent and other expenses related to the offering we received approximately
$4.4
million. The securities were sold pursuant to a registration statement on Form S-
3
(file
no.
333
-
218608
). In connection with the offering, we issued to the placement agent warrants to purchase
400,000
shares of our common stock at an exercise price of
$1.25
per share. The warrants are exercisable immediately and expire
5
years from issuance.

Note
4.
  Stockholders' Equity
We have granted share-based compensation awards to employees, board members and service providers. In addition, we have issued warrants to purchase common stock in conjunction with debt and equity offerings. Awards may
consist of common stock, restricted common stock, restricted common stock units, common stock purchase warrants, or common stock purchase options. Our common stock purchase options and stock purchase warrants have lives of up to ten
years from the grant date. Awards vest either upon the grant date or over varying periods of time. The stock options provide for exercise prices equal to or greater than the fair value of the common stock at the date of the grant. Restricted stock units grant the holder the right to receive fully paid common shares with various restrictions on the holder's ability to transfer the shares. As of
December 31, 2019,
we have approximately
7,441,532
million shares of common stock reserved for issuance upon the exercise of share-based awards.

We record share-based compensation expense on a straight-line basis over the requisite service period. Share-based compensation expense included in the statements of operations was as follows:

	Year Ended December 31,
	2019	2018

Research and development costs	$200,337	$133,334
General and administrative expenses	680,452	500,748
Total	$880,789	$634,082

Stock Options
A summary of stock option activity and related information for the year ended
December 31, 2019
follows:

	Number of Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value

Outstanding at January 1, 2019	81,674	$215.60	5.1	$-
Granted	228,183	$7.78		$-
Exercised	-	-
Forfeited/Expired	(38,197)	$67.90
Outstanding at December 31, 2019	271,660	$61.83	7.8	$-

Exercisable at December 31, 2019	207,813	$78.30	7.4	$-

Range of Exercise Prices			Number of Options Outstanding	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value
$5.90	-	$6.00	55,484	$5.99	9.5	$-
$7.20	-	$8.80	146,972	$8.51	9.0	-
$22.20	-	$99.20	28,501	$31.63	5.7	-
$107.40	-	$1,102.41	40,703	$351.63	2.8	-
			271,660	$61.83	7.8	$-

The Company uses the Black-Scholes option pricing model for “plain vanilla” options and other pricing models as appropriate to calculate the fair value of options. Significant assumptions used in these models include:
	Year Ended December 31,
	2019			2018

Annual dividend		-			-
Expected life (in years)	4.8	-	5.5	2.5	-	5.3
Risk free interest rate	1.8%	-	2.5%	2.5%	-	2.8%
Expected volatility	97%	-	115%	97%	-	113%

Options granted in the years ended
December 31, 2019
and
2018
had weighted average grant date fair values of
$3.45
and
$9.40,
respectively. The total fair value of the options vested during the years ended
December 31, 2019
and
2018
was approximately
$671,100
and
$205,000,
respectively.

Unrecognized compensation cost for unvested stock option awards outstanding at
December 31, 2019
was approximately
$155,000
to be recognized over approximately
0.6
years.

In the
three
months ended
March 31, 2019,
the Company modified certain awards in conjunction with an employee's termination. The modification provided for the accelerated vesting of all unvested awards and the extension of the post-employment exercise period. The modifications resulted in approximately
$102,000
of additional research and development expenses in the
three
months ended
March 31, 2019.

RSUs
We have granted restricted stock units (RSU's) that entitle the holders to receive shares of our common stock upon vesting and subject to certain restrictions regarding the exercise of the RSU's and the holders' ability to transfer the shares received upon exercise. The fair value of RSU's granted is based upon the market price of the underlying common stock as if they were vested and issued on the date of grant.

A summary of our RSU activity for the year ended
December 31, 2019
follows:

	Number of RSU's	Weighted-Average Grant Date Fair Value

Outstanding at January 1, 2019	2,816	$64.80
Granted	4,904	$5.90
Exercised and converted to common shares	(1,127)	$22.20
Forfeited	(1,126)	$22.20
Outstanding at December 31, 2019	5,467	$29.62

Exercisable at December 31, 2019	2,925	$50.23

The total intrinsic value of the outstanding RSU's at
December 31, 2019
was approximately
$5,400.
The total fair value of RSU's vested during the years ended
December 31, 2019
and
2018,
was approximately
$13,900
and
$50,000,
respectively. The total value of all RSU's that were converted in the year ended
December 31, 2019
was approximately
$10,400.
No
RSU's were converted in the year ended
December 31, 2018.

Unrecognized compensation cost for unvested RSU's outstanding at
December 31, 2019
was approximately
$15,000
to be recognized over approximately
0.5
years.

Restricted Stock
We have granted restricted stock to certain board members.

A summary of our restricted stock activity for the year ended
December 31, 2019
is as follows:

	Shares of Restricted Stock	Weighted-Average Grant Date Fair Value

Outstanding at January 1, 2019	1,127	$22.20
Granted	15,689	$5.95
Vested	(8,835)	$8.03
Forfeited	-	$-
Outstanding at December 31, 2019	7,981	$5.95

The
total intrinsic value of the outstanding restricted stock at
December 31, 2019
was approximately
$7,900.
The total intrinsic value of all restricted stock vested in the year ended
December 31, 2019
was approximately
$18,500.

Unrecognized compensation cost for unvested restricted stock outstanding at
December 31, 2019
was approximately
$47,500
to be recognized over approximately
0.5
years.

Stock Purchase Warrants
We have issued warrants to purchase common stock to certain officers, directors, stockholders and service providers as well as in conjunction with debt and equity offerings and at various times replacement warrants were issued as an inducement for warrant exercises.

In
May 2016
and
August 2017,
we issued a total of
87,309
and
112,500
common stock purchase warrants, respectively in conjunction with the offering of our securities. Such warrants are classified as liabilities due to the existence of certain net cash settlement provisions contained in the warrants. At
December 31, 2019,
after giving effect to exercises,
149,136
of these common stock purchase warrants remain outstanding and are recorded at fair value as mark-to-market liabilities (see Note
3
).

In
February 2019,
we granted
25,000
warrants to an outside
third
party as partial compensation for services. The warrants have an exercise price of
$6.00,
expire
January 2024
and have a grant date fair value of
$3.80
per warrant. The warrants vest
25%
on grant and
75%
on completion of initial services; the warrants were fully vested as of
September 30, 2019.
The warrants were valued using the Black-Scholes option pricing model with the following inputs:
no
annual dividend, expected life of
2.5
years, risk-free rate of
2.5%
and expected volatility of
110%.

In
July 2019,
in connection with our underwritten public offering, we issued the following equity classified common stock purchase warrants: (i)
3,194,443
short-term common stock purchase warrants with an exercise price of
$2.70
per share, exercisable immediately and expiring on
December 31, 2020; (
ii)
3,194,443
long-term common stock purchase warrants with an exercise price of
$2.70
per share, exercisable immediately and expiring
5
-years from issuance and (iii)
2,361,462
“prefunded” common stock purchase warrants with an exercise price of
$0.0001
per share, exercisable immediately with
no
expiration date. As of
December 31, 2019,
all of the “prefunded warrants” had been exercised generating approximately
$200
in proceeds.

In connection with the
July
public offering we also granted the underwriters
222,223
equity classified common stock purchase warrants with an exercise price of
$3.375
per share, exercisable immediately and expiring
5
-years from issuance.

A summary of outstanding warrants at
December 31, 2019
follows:

Range of Exercise Prices			Number of Warrants Outstanding	Range of Expiration Dates
$2.19	-	$2.70	6,538,035	December 2020	-	August 2024
$3.38	-	$17.50	406,223	October 2023	-	July 2024
$22.20	-	$782.60	24,650	March 2020	-	July 2023
			6,968,908

In
January 2020,
pursuant to the terms of an inducement offer, certain holders of
5,555,554
of our common stock purchase warrants exercised such warrants at an exercise price of
$1.36
per share generating approximately
$7.6
million of gross proceeds. As an inducement to exercise we reduced the exercise price on the existing warrants from
$2.70
to
$1.36
and issued
5,555,554
replacement warrants with an exercise price of
$1.23
per share. Of the replacement warrants,
2,777,777
have a
two
-year term and
2,777,777
have a
five
-year term. In conjunction with the transaction we issued to the placement agent
444,445
common stock purchase warrants with an exercise price of
$1.70
and a
five
-year term.

Preferred and Common Stock
We have outstanding
200,000
shares of Series A
4.5%
Convertible Preferred Stock issued in
December 2016.
Shares of the Series A
4.5%
Convertible Preferred Stock are convertible into
38,873
shares of the Company's common stock subject to certain ownership restrictions. In
April
and
July 2019,
800,000
Series A
4.5%
Convertible Preferred Stock shares were converted into
155,496
shares of common stock in accordance with their terms.

In
July 2019,
we completed an underwritten public offering of
416,315
units (“Units”) and
2,361,462
prefunded units (“Prefunded Units”) at a price of
$2.70
per each unit resulting in gross proceeds of approximately
$7.5
million. Each Unit was comprised of
one
share of common stock,
one
short-term warrant and
one
long-term warrant. Each Prefunded Unit was comprised of
one
prefunded-warrant,
one
short-term warrant and
one
long-term warrant. The prefunded warrants have an exercise price of
$0.0001
per share and are exercisable at any time from issuance until all prefunded warrants are exercised. The short-term and long-term warrants have an exercise price of
$2.70
per share and are exercisable immediately. The short-term warrant expires
December 31, 2020
and the long-term warrant expires
five
-years from issuance. The net proceeds of the offering were approximately
$6.6
million, after deducting underwriting discounts and commissions and offering expenses. In addition to the above units, the underwriters exercised their option and purchased an additional short-term
416,666
additional short-term and
416,666
additional long-term warrant combinations at the public offering price per share and per warrant combination, before deducting underwriting discounts and commissions. The securities were sold pursuant to a registration statement on Form S-
1
(file
no.
333
-
232273
).